Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS:

On July 16, 2024, the Company’s BOD approved a grant of 199,992 RSUs to the Company’s CEO. The grant is subject to the shareholders’ approval.

In addition, the Company’s BOD approved grants of 55,020 RSUs to employees and 100,000 options to purchase 100,000 ordinary shares to a consultant. The options have a zero-exercise price and they will vest over a period of 2 years from the grant date.